RELATED PARTY TRANSACTIONS (Tables)	2 Months Ended	9 Months Ended
	Dec. 31, 2023	Sep. 30, 2024
Schedule of Related Party Transactions

	December 31, 2023	October 31, 2023	October 31, 2022	October 31, 2021
	$	$	$	$
Salaries and consulting fees	240,105	880,195	1,118,694	875,058
Share-based compensation	-	-	13,043	70,040
Stock option expense	32,894	161,422	20,082	64,436
Total	272,999	1,041,617	1,151,819	1,009,534

*	COO was appointed subsequent to April 30, 2021, and was paid and compensated prior to appointment; compensation for the year ended October 31, 2021, is included in the table above for comparability to past and ongoing expenses. COO’s final date of employment was December 27, 2021.
**	CAO was promoted to CFO in September 2021.

	Three months ended	Three months ended	Nine months ended	Nine months ended
	September 30, 2024	October 31, 2023	September 30, 2024	October 31, 2023
	$	$	$	$
Salaries and consulting fees	306,759	394,373	621,959	766,118
Royalty fees paid to GM	-	-	323,000	-
Stock option expense	82,655	55,575	87,422	149,422
Total	389,414	449,948	1,032,381	915,540

*	SVP ’s effective last day was December 31, 2023.

Schedule of dept portions pertaining to related parties

	CEO	Senior VP - GR Unlimited LLC	Director	COO	GM	Total
	$	$	$	$	$	$
Balance - October 31, 2021	65,539	131,078	196,617	163,750	358,537	915,521
Interest	24,621	49,242	73,863	1,250	62,863	211,839
Payments	(43,361)	(86,717)	(130,076)	(165,000)	(61,400)	(486,554)
Balance - October 31, 2022	46,799	93,603	140,404	-	360,000	640,806
Interest	15,649	31,297	46,947	-	64,800	158,693
Payments	(55,778)	(111,555)	(167,333)	-	(64,800)	(399,466)
Balance - October 31, 2023	6,670	13,345	20,018	-	360,000	400,033
Interest	399	794	1,190		10,800	13,183
Payments	(7,069)	(14,139)	(21,208)	-	(10,800)	(53,216)
Balance - December 31, 2023	-	-	-	-	360,000	360,000

	CEO	SVP	Director	GM	Total
	$	$	$	$	$
Balance – October 31, 2023	6,670	13,345	20,018	360,000	400,033
Interest	399	794	1,190	10,800	13,183
Payments	(7,069)	(14,139)	(21,208)	(10,800)	(53,216)
Balance – December 31, 2023	-	-	-	360,000	360,000
Borrowed	264,000	-	120,000	1,644,695	2,028,695
Interest	4,726	-	2,149	535,708	542,583
Payments	(30,524)	-	-13,875	(408,600)	(452,999)
Balance – September 30, 2024	238,202	-	108,274	2,131,803	2,478,279

*	SVP’s effective last day was December 31, 2023.

Schedule of non-brokered private placement

	Subscription amount ($)	Shares	Warrants
Chief Operating Officer	125,000	1,000,000	1,000,000
Chief Financial Officer of GR Unlimited	250,000	2,000,000	2,000,000
Chief Executive Officer	200,000	1,600,000	1,600,000
PBIC	250,000	2,000,000	2,000,000
Total	825,000	6,600,000	6,600,000